Note 10 - Other Borrowings (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Other Borrowings (Details) [Line Items]
Annual Paydown of Principal Required		20.00%
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds		$ 87,900,000
Stock Issued During Period, Value, New Issues	248,000		74,000	2,329,000
Notes Payable	8,248,000
Mandatorily Redeemable Securities [Member] | Special Purpose Entity [Member]
Note 10 - Other Borrowings (Details) [Line Items]
Securities Sold under Agreements to Repurchase	$ 8,000,000
London Interbank Offered Rate (LIBOR) [Member]
Note 10 - Other Borrowings (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.67%